Offsets	Apr. 22, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Kforce Inc.
Form or Filing Type	S-8
File Number	333-286770
Initial Filing Date	Apr. 25, 2025
Fee Offset Claimed	$ 9,157.36
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01
Unsold Securities Associated with Fee Offset Claimed | shares	1,596,806
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 72,750,481.36
Offset Note
(1) The Registrant previously registered $123,663,963.60 in an aggregate offering amount of common stock pursuant to the Registration Statement on Form S-8 (File No. 333-286770) filed on April 25, 2025, of which $72,750,481.36 relates to the unsold securities associated with the fee offset claimed herein. The offering that included these unsold securities has been terminated.

Termination / Withdrawal Statement	terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Kforce Inc.
Form or Filing Type	S-8
File Number	333-286770
Filing Date	Apr. 25, 2025
Fee Paid with Fee Offset Source	$ 9,157.36
Offset Note
(2) The Registrant expects to partially offset the registration fee due hereunder by an amount of fees that was previously paid with respect to the Prior Registration Statement pursuant to Rule 457(p) under the Securities Act. The fees previously paid for the Prior Registration Statement was $18,932.95, of which $9,157.36 relates to the unsold securities associated with the fee offset claimed herein. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under this Registration Statement by $9,157.36 from the fees previously paid in connection with the Prior Registration Statement.